Background and Nature of Operations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Background and Nature of Operations
Schedule of impact on statement of operations due to asc 606 adoption

	As Previously		As
	Reported	Adjustment	Reclassified
Three Months Ended June 30, 2018
Cost of revenues, excluding depreciation and amortization	$(117,514)	$15,472	$(102,042)
Selling, general and administrative costs, excluding depreciation and amortization	$(76,922)	$(15,472)	$(92,394)
Six Months Ended June 30, 2018
Cost of revenues, excluding depreciation and amortization	$(240,416)	$33,204	$(207,212)
Selling, general and administrative costs, excluding depreciation and amortization	$(154,517)	$(33,204)	$(187,721)

	Year Ended December 31, 2017
	As Previously		As
	Reported	Adjustment	Reclassified*
Consolidated Statements of Operations
Cost of revenues, excluding depreciation and amortization	$(422,213)	$27,949	$(394,264)
Selling, general and administrative costs, excluding depreciation and amortization	$(318,887)	$(27,949)	$(346,836)

*The “As reclassified” balance is prior to newly adopted accounting standards discussed in Note 3 — Summary of Significant Accounting Policies.